Preferred Stock (Details)	Jun. 30, 2026 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares authorized	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0